INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following as of December 31:
	December 31,
Category	2014	2013

Raw materials	$-	$-
Work-in-process	-	-
Finished goods	246,077	357,933

Total Inventory	$246,077	$357,933